Shareholders' equity (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [abstract]
Summary of issued and outstanding common shares	As at June 30, 2023 and 2022, the Company’s issued and outstanding common shares consist of the following:

		June 30	June 30
	Note	2023	2022
		#	#
Shares issued and outstanding:
Outstanding, beginning of the year		21,439,632	19,021,642
Shares issued for business combinations	20	—	1,494,536
Shares issued as installment for shares to be issued		11,838,457	857,142
Shares purchased and cancelled		(108,622)	—
Shares returned from escrow and cancelled	4	(142,124)	—
Shares issued upon exercise of options		11,024	66,340
Rounding of fractional shares in 2021 after share consolidation		—	(28)
Outstanding, end of the year		33,038,367	21,439,632

Summary of movement in stock option plan
The following table shows the movement in the stock option plan:

	Number	Weighted
	of options	average price
	#	$
Balance, July 1, 2021	1,587,310	19.55
Granted	590,211	13.92
Exercised	(66,340)	(8.07)
Forfeited	(290,644)	(17.80)
Cancelled	(612,497)	(27.10)
Rounding of fractional shares	(132)	—
Balance, June 30, 2022	1,207,908	14.02
Exercised	(11,024)	(3.87)
Expired	(171,133)	(13.80)
Forfeited	(302,700)	(15.56)
Balance, June 30, 2023	723,051	13.58

Summary of valuation allowance on stock option
The key assumptions used to fair value the grants were as follows:

	June 30	June 30
	2023	2022

Share price	—	$8.47 - $18.62
Exercise price	—	$8.47 -$18.62
Expected volatility	—	57.63% -60.16%
Expected option life	0 years	4.5 - 5 years
Risk-free interest rate	—	0.78% - 2.58%
The key assumptions used in the Monte Carlo simulation are:

	June 30, 2023	June 30, 2022
Share price	3.69	—
Expected volatility	60.00%	—
Time to expiry	2.52 years	0 years
Risk-free interest rate	4.08%	—

Summary of information about stock options outstanding and exercisable based on exercise price range	The following table summarizes information about the stock options outstanding and exercisable at the end of each year:

	June 30, 2023			June 30, 2022
		Number of	Weighted		Number of	Weighted
	Number of	stock options	average	Number of	stock options	average
	stock options	outstanding and	remaining	stock options	outstanding	remaining
Exercise price	outstanding	exercisable	contractual life	outstanding	and exercisable	contractual life
$3.01 - $5.00	—	—	0	26,080	23,299	0.50
$5.01 - $7.00	67,012	60,539	0.49	74,224	51,881	1.49
$7.01 - $9.00	210,125	53,001	4.00	249,500	—	5.00
$9.01 - $12.00	107,039	66,270	1.93	219,382	104,313	2.93
$12.01 - $15.00	55,000	17,190	3.75	55,000	—	4.75
$15.01 - $18.00	157,897	79,105	3.00	183,106	45,808	4.00
$18.01 - $20.00	22,856	10,012	3.00	285,711	—	4.23
$20.01 - $27.00	103,122	58,131	2.61	114,905	35,951	3.61
	723,051	344,248	2.90	1,207,908	261,252	3.84

Summary of DSUs, RSUs and PSUs granted and forfeited
The following table summarizes information about the DSUs, RSUs and PSUs granted and forfeited during the year ended June 30, 2023.

	DSU	PSU	RSU	Total
Awards outstanding July 1, 2022	—	—	—	—
Awards granted during the year	66,391	302,500	352,500	721,391
Awards forfeited during the year	—	(172,500)	(222,500)	(395,000)
Awards outstanding June 30, 2023	66,391	130,000	130,000	326,391

Summary of basic and diluted loss per share	Both the basic and diluted loss per share have been calculated using the net loss attributable to the shareholders of the Company as the numerator.

	June 30	June 30
	2023	2022
Number of shares:
Weighted average number of shares outstanding	33,118,980	19,636,797
Shares to be issued	—	11,838,457
Weighted average number of shares used in basic earnings per share	33,118,980	31,475,254
Weighted average number of shares used in diluted earnings per share	33,118,980	31,475,254

Net loss for the period	$(29,026)	$(110,780)

Loss per share
Basic loss per share	$(0.88)	$(3.52)
Diluted loss per share	$(0.88)	$(3.52)